Stock Options (Details)							12 Months Ended
	Nov. 14, 2023	Jul. 06, 2023 $ / shares	Jun. 26, 2023 $ / shares	Jun. 26, 2023 $ / shares	May 23, 2023 $ / shares	May 23, 2023 $ / shares	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)
Stock Options [Line Items]
Percentage of issued and outstanding common shares	20.00%
Stock options award granted vest term	10 years
Common shares reserved for issuance period							12 months
Issued and outstanding common shares in total							15.00%
Stock options to consultant		50	223	223	61	61
Options exercisable per share | (per share)		$ 23.4	$ 363.35	$ 504	$ 227.09	$ 315
Options are exercisable			156	156
Expected volatility of share price							8 years 7 months 6 days
Share-based compensation expense (in Dollars)							$ 79,005	$ 221,625
Share Options [Member]
Stock Options [Line Items]
Options exercisable per share | (per share)			$ 519.07	$ 720
Options are exercisable			67	67
Related Party Consultant [Member]
Stock Options [Line Items]
Percentage of issued and outstanding common shares							5.00%
Investors [Member]
Stock Options [Line Items]
Percentage of issued and outstanding common shares							2.00%
Common shares reserved for issuance period							12 months